UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      08-13-99
-----------------------             ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 19
                                            ---------------------------
Form 13F Information Table Value Total:     $       327,235
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

                     INFORMATION TABLE AS OF JUNE 30, 1999

Page __1__ of __3___    Name of Reporting Manager: Greenbelt Corp.
                                                   ----------------------------


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                                                                                  ITEM 6: INVESTMENT DISCRETION
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ITEM 1:                ITEM 2:   ITEM 3:  CUSIP   ITEM 4: FAIR     ITEM 5:                       (B) SHARED-  (C)         ITEM 7:
NAME OF ISSUER         TITLE OF  NUMBER           MARKET VALUE     SHARES OR                     AS DEFINED   SHARED-     MANAGERS
                       CLASS                                       PRINCIPAL      (A) SOLE       IN INSTR. V  OTHER       SEE INSTR
                                                                   AMOUNT                                                 V
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
Ascent Com             COM       43628106         1,671,000        118,320        118,320
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Bethlehem Steel        COM       87509105         22,941,000       2,984,200      2,984,200
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Comsat Corp.           COM       20564D107        3,803,000        117,000        117,000
                       SER 1
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Florsheim Shoe Co.     COM       343302105        184,000          32,733         32,733
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Great Atlantic & Pac.  COM       390064103        7,422,000        219,500        219,500
Tea Inc.
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Ladd Furniture Inc.    COM       505739201        2,625,000        125,000        125,000
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp.              COM       502392103        13,279,000       997,500        997,500
-----------------------------------------------------------------------------------------------------------------------------------
Monarch Mach. Tool     COM       609150107        1,322,000        150,000        150,000
Company
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COLUMN TOTALS (PAGE)                              53,247,000
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


----------------------------------------------------------------------------
                            ITEM 8: VOTING AUTHORITY (SHARES)
----------------------------------------------------------------------------
ITEM 1:
NAME OF ISSUER
                      .        (A) SOLE        (B) SHARED    (C) NONE

----------------------------------------------------------------------------
Ascent Com                     118,320
----------------------------------------------------------------------------
Bethlehem Steel                2,984,200
----------------------------------------------------------------------------
Comsat Corp.                   117,000
----------------------------------------------------------------------------
Florsheim Shoe Co.             32,733
----------------------------------------------------------------------------
Great Atlantic & Pac.          219,500
Tea Inc.
----------------------------------------------------------------------------
Ladd Furniture Inc.            125,000
----------------------------------------------------------------------------
LTX Corp.                      997,500
----------------------------------------------------------------------------
Monarch Mach. Tool             150,000
Company
----------------------------------------------------------------------------
COLUMN TOTALS (PAGE)
----------------------------------------------------------------------------

                                    FORM 13F

Page __2__ of __3___    Name of Reporting Manager: Greenbelt Corp.
                                                   ----------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                        ITEM 6: INVESTMENT DISCRETION
-------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                ITEM 2:      ITEM 3:  CUSIP    ITEM 4: FAIR     ITEM 5:  SHARES                 (B)         (C)
NAME OF ISSUER         TITLE OF     NUMBER            MARKET VALUE     OR PRINCIPAL                    SHARED- AS  SHARED-
                       CLASS                                           AMOUNT           (A) SOLE       DEFINED IN  OTHER
                                                                                                       INSTR. V

-------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108         62,280,000       1,275,900        1,275,900
-------------------------------------------------------------------------------------------------------------------------------
Primesource Corp.      COM          741593107         813,000          132,800          132,800
-------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101         27,069,000       1,199,746        1,199,746
-------------------------------------------------------------------------------------------------------------------------------
Scitex Ltd.            ORD          809090103         1,087,000        108,700          108,700
-------------------------------------------------------------------------------------------------------------------------------
Sunglass Hut           COM          86736F106         33,028,000       1,921,600        1,921,600
-------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108         15,575,000       400,000          400,000
-------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM          922944103         134,136,000      12,851,322       12,851,322
-------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (PAGE)                                  273,988,000
-------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                      327,235,000
TOTALS
-------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------
                                  ITEM 8: VOTING AUTHORITY (SHARES)
-----------------------------------------------------------------------------
ITEM 1:                 ITEM 7:
NAME OF ISSUER          MANA-
                        GERS      (A) SOLE       (B) SHARED    (C) NONE
                        SEE
                        INSTR. V
-----------------------------------------------------------------------------
NCR Corp.                         1,275,900
-----------------------------------------------------------------------------
Primesource Corp.                 132,800
-----------------------------------------------------------------------------
Ryerson Tull                      1,199,746
-----------------------------------------------------------------------------
Scitex Ltd.                       108,700
-----------------------------------------------------------------------------
Sunglass Hut                      1,921,600
-----------------------------------------------------------------------------
Unisys Corp                       400,000
-----------------------------------------------------------------------------
Venator Group, Inc.               12,851,322
-----------------------------------------------------------------------------
COLUMN TOTALS (PAGE)
-----------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
-----------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                    FORM 13F

Page __3__ of __3___    Name of Reporting Manager: Greenbelt Corp.
                                                   ----------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                                      ITEM 6: INVESTMENT DISCRETION
---------------------------------------------------------------------------------------------------------------------------------
ITEM 1:               ITEM 2:      ITEM 3:        ITEM 4: FAIR     ITEM 5:  SHARES                      (B)            (C)
NAME OF ISSUER        TITLE OF     CUSIP NUMBER   MARKET VALUE     OR PRINCIPAL                         SHARED- AS     SHARED-
                      CLASS                                        AMOUNT             (A) SOLE          DEFINED IN     OTHER
                                                                                                        INSTR. V
---------------------------------------------------------------------------------------------------------------------------------

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     Confidential Treatment has been requested for this page pursuant to Rule
24b-2 under the Securities Exchange Act of 1934, as amended. The confidential information contained on this page has been omitted here and filed separately with the Commission.
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



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               ITEM 8: VOTING AUTHORITY (SHARES)
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  ITEM 7:
  MANA-
  GERS  SEE    (A) SOLE       (B) SHARED  (C) NONE
  INSTR. V
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